united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices)

(Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC

225 Pictoria Drive. Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:	513-587-3400

Date of fiscal year end:	06/30

Date of reporting period:	12/31/18

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

Silk Invest New Horizons Frontier Fund

December 31, 2018

Fund Adviser:

Silk Invest Limited
78 Cannon Street
London, EC4N 6HL
United Kingdom
(800) 797-9745

invest@silkinvest.com

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one may no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from the financial intermediary that services your shareholder account. Instead, the reports may be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may be eligible to elect to receive shareholder reports and other communications from the Fund or the financial intermediary that services your shareholder account electronically. If you would like to sign up for electronic delivery of shareholder communications, please contact the Fund or your financial intermediary for instructions.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling Shareholder Services at (800) 797-9745. If you hold your account with a financial intermediary, you will need to contact that intermediary or follow instructions included with this document to continue receiving paper copies of shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

INVESTMENT RESULTS – (Unaudited)

Average Annual Total Returns(a) (for the periods ended December 31, 2018)
	Six Months	One Year	Since Inception (05/25/16)
Silk Invest New Horizons Frontier Fund - Institutional Class	(14.93)%	(19.50)%	(2.84)%
MSCI Frontier Markets Index (b)	(6.22)%	(16.41)%	9.34%

Total annual operating expenses, as disclosed in the Silk Invest New Horizons Frontier Fund (the “Fund”) prospectus dated October 28, 2018, were 2.14% of average daily net assets (1.74% after fee waivers). Silk Invest Limited (the “Adviser”) contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 1.74% of the Fund’s average daily net assets for Institutional Class shares through October 31, 2019. This expense cap may not be terminated prior to this date except by the Board of Trustees. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. Additional information pertaining to the Fund’s expense ratios as of December 31, 2018 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (800) 797-9745.

(a)

Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would have been lower. Total returns for less than one year are not annualized.

(b)

The MSCI Frontier Markets Index (the “Index”) captures large- and mid-cap representation across 29 Frontier Markets (FM) countries: Argentina, Bahrain, Bangladesh, Burkina Faso, Benin, Croatia, Estonia, Guinea-Bissau, Ivory Coast, Jordan, Kenya, Kuwait, Lebanon, Lithuania, Kazakhstan, Mauritius, Mali, Morocco, Niger, Nigeria, Oman, Romania, Serbia, Senegal, Slovenia, Sri Lanka, Togo, Tunisia and Vietnam. The index includes 112 constituents, covering about 85% of the free float-adjusted market capitalization in each country. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus or performance data current to the most recent month by calling (800) 797-9745.

The Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

FUND HOLDINGS – (Unaudited)

(a)	As a percentage of net assets.

The investment objective of the Fund is capital appreciation.

AVAILABILITY OF PORTFOLIO SCHEDULE – (Unaudited)

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q is available on the SEC’s website at www.sec.gov.

Silk Invest New Horizons Frontier Fund

SCHEDULE OF INVESTMENTS

December 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 93.45%

Argentina — 2.73%
Cablevision Holdings SA - GDR(a)	49,883	$315,844
Telecom Argentina SA - ADR	52,491	816,760
		1,132,604
Bangladesh — 8.31%
BRAC Bank Ltd.(a)	1,799,500	1,571,455
GrameenPhone Ltd.	424,800	1,868,832
		3,440,287
Egypt — 12.25%
CI Capital Holding Co. SAE(a)	1,884,679	832,374
EFG-Hermes Holding Co.(a)	1,496,625	1,268,585
ElSwedy Electric Co.	1,215,600	1,219,672
Ibnsina Pharma SAE(a)	1,619,368	917,732
Obour Land For Food Industries(b)	1,938,522	836,323
		5,074,686
Ghana — 0.59%
Ghana Commercial Bank Ltd.(b)	260,400	245,891

Kenya — 11.31%
Centum Investment Co. Ltd.(b)	1,640,670	471,133
Equity Group Holdings Ltd.	3,256,907	1,114,306
KCB Group Ltd.	4,085,224	1,501,979
Safaricom Ltd.	7,336,906	1,599,051
		4,686,469
Kuwait — 4.45%
HumanSoft Holding Co. KSCC	81,500	880,269
National Bank of Kuwait SAK	350,000	961,209
		1,841,478
Morocco — 7.85%
Auto Hall(b)	48,926	410,377
Douja Promotion Groupe Addoha SA	294,650	524,146
Label Vie	11,362	2,317,198
		3,251,721
Nigeria — 13.51%
Guaranty Trust Bank plc	14,315,504	1,344,359
Lafarge Africa plc(b)	20,732,427	707,853
Nestle Nigeria plc	463,362	1,875,314
Zenith Bank plc	26,469,452	1,663,182
		5,590,708
Oman — 2.62%
Ooredoo	734,950	1,084,797

Pakistan — 7.82%
Cherat Cement Co. Ltd.	867,000	434,717
Engro Corporation Ltd.	365,000	764,842
Lucky Cement Ltd.	287,300	899,004
MCB Bank Ltd.	450,000	627,420
United Bank Ltd.	580,000	512,800
		3,238,783
Qatar — 4.44%
Ooredoo QPSC	89,220	1,838,636

The accompanying notes are an integral part of these financial statements.

Silk Invest New Horizons Frontier Fund

SCHEDULE OF INVESTMENTS (continued)

December 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS (cont.)

United Arab Emirates — 8.60%
Air Arabia PJSC	6,126,000	$1,701,203
Emaar Properties PJSC	1,656,700	1,862,580
		3,563,783
Vietnam — 8.97%
Masan Group Corporation(a)	608,000	2,031,249
SSI Securities Corporation	1,464,000	1,685,229
		3,716,478

Total Common Stocks (Cost $43,615,484)		38,706,321

RIGHTS — 0.05%
Lafarge Africa PLC-Rights(a)(b)	17,770,648	21,930

Total Rights (Cost $80,930)		21,930

PARTICIPATION (EQUITY LINKED) NOTES(c) — 5.05%
Abdullah Al Othaim Markets Co., Issued by ARQ P Notes BV, Expires 02/28/2022 144A	60,880	1,139,248
Herfy Food Services Co. Ltd., Issued by ARQ P Notes BV, Expires 02/28/2022 144A	33,852	411,488
United International Transportation Co., Issued by ARQ P Notes BV, Expires 02/28/2022 144A	76,800	539,443

Total Participation (Equity Linked) Notes Cost ($2,086,293)		2,090,179

MONEY MARKET FUNDS — 1.99%
First American Government Obligations Fund, Class X, 2.36%(d)	825,216	825,216

Total Money Market Funds (Cost $825,216)		825,216

Total Investments — 100.54% (Cost $46,607,923)		41,643,646

Liabilities in Excess of Other Assets — (0.54)%		(222,332)

NET ASSETS — 100.00%		$41,421,314

(a)	Non-income producing security.
(b)	All or a portion of this security is illiquid.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Board of Trustees.

(d)	Rate disclosed is the seven day effective yield as of December 31, 2018.

ADR - American Depositary Receipt

GDR - Global Depository Receipt

The accompanying notes are an integral part of these financial statements.

Silk Invest New Horizons Frontier Fund

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2018 (Unaudited)

Assets
Investments in securities at fair value (cost $46,607,923)	$41,643,646
Foreign currency (cost $22,894)	22,885
Dividends receivable	1,525
Prepaid expenses	17,319
Total Assets	41,685,375

Liabilities
Payable to Adviser	33,295
Payable to Administrator	7,264
Deferred foreign capital gains taxes	170,744
Other accrued expenses	52,758
Total Liabilities	264,061

Net Assets	$41,421,314

Net Assets consist of:
Paid-in capital	$49,722,871
Accumulated deficit	(8,301,557	)(a)

Net Assets	$41,421,314

Institutional Class:

Shares outstanding (unlimited number of shares authorized, no par value)	4,999,405
Net asset value ("NAV"), offering and redemption price per share	$8.29

(a)	Net of $170,744 in deferred foreign capital gain taxes.

The accompanying notes are an integral part of these financial statements.

Silk Invest New Horizons Frontier Fund

STATEMENT OF OPERATIONS

For the six months ended December 31, 2018 (Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of $82,346)	$560,940
Total investment income	560,940

Expenses
Adviser	328,786
Custodian	59,259
Registration	22,932
Administration	15,523
Audit and tax	14,850
Fund accounting	14,088
Transfer agent	12,047
Legal	9,344
Pricing	8,177
Administrative services plan, Service Class(a)	7,438
Report printing	6,900
Trustee	6,171
Compliance Services	5,784
Insurance	1,117
Miscellaneous	16,679
Total expenses	529,095
Fees waived by Adviser	(94,404)
Net operating expenses	434,691
Net investment income	126,249

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized loss on investment securities transactions	(1,515,730	)(b)
Net realized loss on foreign currency translations	(16,570)
Net change in unrealized appreciation/depreciation on:
Investments	(6,572,348	)(c)
Foreign currency	(6,039)

Net realized and change in unrealized loss on investments and foreign currency transactions	(8,110,687)

Net decrease in net assets resulting from operations	$(7,984,438)

(a)	Effective December 20, 2018, Service Class shares were converted to Institutional Class shares.
(b)	Net of $43,392 in foreign capital gain taxes.
(c)	Net of decrease in deferred foreign capital gain taxes of $99,430.

The accompanying notes are an integral part of these financial statements.

Silk Invest New Horizons Frontier Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2018 (Unaudited)	For the Year Ended June 30, 2018(a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$126,249	$1,192,866
Net realized gain (loss) on investment securities translations	(1,532,300)	627,501
Net change in unrealized appreciation/depreciation of investment securities	(6,578,387)	(1,498,204)
Net increase (decrease) in net assets resulting from operations	(7,984,438)	322,163

Distributions to Shareholders from
Earnings
Institutional Class	(1,910,146)	(1,686,874)
Service Class(b)	(762,322)	(917,605)
Total distributions	(2,672,468)	(2,604,479)

Capital Transactions - Institutional Class
Proceeds from shares sold	125,000	611,004
Reinvestment of distributions	1,893,882	1,671,312
Amount paid for shares redeemed	(278,800)	(2,215,661)
Shares issued in connection with class conversion	11,696,468	—
Total Institutional Class	13,436,550	66,655

Capital Transactions - Service Class(b)
Proceeds from shares sold	922,886	3,815,159
Proceeds from redemption fees(c)	7,144	91
Reinvestment of distributions	751,082	912,627
Amount paid for shares redeemed	(5,515,591)	(4,692,322)
Shares redeemed in connection with class conversion	(11,696,468)	—
Total Service Class	(15,530,947)	35,555
Net increase (decrease) in net assets resulting from capital transactions	(2,094,397)	102,210

Total Decrease in Net Assets	(12,751,303)	(2,180,106)

Net Assets
Beginning of period	54,172,617	56,352,723
End of period	$41,421,314	$54,172,617

Share Transactions - Institutional Class
Shares sold	13,844	54,703
Shares issued in reinvestment of distributions	226,270	154,465
Shares redeemed	(33,173)	(193,857)
Shares issued in connection with class conversion	1,407,401	—
Total Institutional Class	1,614,342	15,311

Share Transactions - Service Class (b)
Shares sold	92,161	334,433
Shares issued in reinvestment of distributions	89,628	84,346
Shares redeemed	(601,809)	(424,333)
Shares redeemed in connection with class conversion	(1,406,532)	—
Total Service Class	(1,826,552)	(5,554)

(a)

For the year ended June 30, 2018, distributions from earnings consisted of $462,441 (Institutional Class) and $245,120 (Service Class) from net investment income, and $1,224,433 (Institutional Class) and $672,485 (Service Class) from net realized gains. As of June 30, 2018, accumulated net investment income was $1,048,141.

(b)	Effective December 20, 2018, Service Class shares were converted to Institutional Class shares.
(c)	The Fund charges a 2.00% redemption fee on shares redeemed within 180 days of purchase.

The accompanying notes are an integral part of these financial statements.

Silk Invest New Horizons Frontier Fund

FINANCIAL HIGHLIGHTS - Institutional Class

For a share outstanding during each period

	For the Six Months Ended December 31, 2018 (Unaudited)		For the Year Ended June 30, 2018	For the Period Ended June 30, 2017(a)		For the Period Ended October 31, 2016(b)
Selected Per Share Data:
Net asset value, beginning of period	$10.40		$10.83	$9.40		$10.00
Investment operations:
Net investment income	0.02		0.23	0.14		0.04
Net realized and unrealized gain (loss)	(1.57)		(0.16)	1.32		(0.64)
Total from investment operations	(1.55)		0.07	1.46		(0.60)

Less distributions:
Net investment income	(0.22)		(0.14)	(0.03)		—
Net realized gains	(0.34)		(0.36)	—		—
Total distributions	(0.56)		(0.50)	(0.03)		—

Net asset value, end of period	$8.29		$10.40	$10.83		$9.40

Total Return(c)	(14.93	)%(d)	0.40%	15.56	%(d)	(6.00	)%(d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$41,421		$35,195	$36,504		$29,376
Ratio of net expenses to average net assets	1.74	%(e)	1.83%	1.85	%(e)	1.85	%(e)
Ratio of expenses to average net assets before waiver and reimbursement	2.15	%(e)	2.14%	2.21	%(e)	2.27	%(e)
Ratio of net investment income to average net assets	0.47	%(e)	2.02%	2.29	%(e)	1.08	%(e)
Portfolio turnover rate	5	%(d)	39%	25	%(d)	15	%(d)

(a)	Effective December 12, 2016, the Fund changed its fiscal year end to June 30 from October 31.
(b)	For the period May 25, 2016 (commencement of operations) to October 31, 2016.
(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.

Silk Invest New Horizons Frontier Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2018 (Unaudited)

NOTE 1. ORGANIZATION

The Silk Invest New Horizons Frontier Fund (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on December 15, 2017. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is the legal successor to the Frontier Silk Invest New Horizons Fund, a series of Frontier Funds, Inc., an unaffiliated registered investment company. On April 6, 2018, the Fund (which had no prior activity or net assets) acquired all the net assets of the Predecessor Fund pursuant to a plan of reorganization. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on May 25, 2016. The investment adviser to the Fund is Silk Invest Limited (the “Adviser”). The investment objective of the Fund is capital appreciation. Effective on the close of business on December 20, 2018, Service Class shares were converted into Institutional Class shares. Each share of the Fund has the same voting and other rights and preferences as any other share of the Fund.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RICs”) under subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), by complying with the requirement applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

As of and during the six months ended December 31, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the period, the Fund did not incur any interest or penalties.

In addition to the requirements of the Code, the Fund may also be subject to capital gains tax in certain foreign jurisdictions on gains realized upon sale of securities, payable upon repatriation of sales proceeds. Any realized losses in excess of gains may be carried forward to offset future gains. The Fund accrues a deferred liability for unrealized gains in excess of available loss carryforwards on certain foreign securities based on existing tax rates and holding periods of the securities. As of December 31, 2018, the Fund recorded a deferred liability for potential future capital gain taxes of $170,744.

Silk Invest New Horizons Frontier Fund

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2018 (Unaudited)

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds by or under the direction of the Board in such a manner as the Board determines to be fair and equitable. Expenses attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and expenses not specifically allocated to a class are allocated to each class based on the net assets of that class in relation to the relative net assets of the Fund.

Redemption Fee – The Fund charges a 2.00% redemption fee for shares redeemed within 180 calendar days of purchase. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as an increase in paid-in capital and such fees become part of the Fund’s daily NAV calculation.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income, less foreign taxes withheld, is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available to the Fund. Income received from participation (equity-linked) notes (“P-Notes”) is recorded as dividend income on the Statement of Operations. Withholding taxes on foreign dividends and foreign capital gain taxes have been provided for in accordance with the Fund’s understanding of the applicable country’s tax codes and regulations.

Foreign Currency Translation and Risks – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund bears the risk of changes in the foreign currency exchange rates and their impact on the value of assets and liabilities denominated in foreign currency. The Fund also bears the risk of a counterparty failing to fulfill its obligation under a foreign currency contract. Investments in securities of foreign companies involve additional risks including:

Foreign Securities Risks – Investments in securities of foreign companies involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability, differences in financial reporting standards and securities market regulation, and imposition of foreign taxes. Geopolitical events, including those in the Middle East, may also cause market disruptions.

Frontier Markets Risks – Investments in frontier markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. Frontier market countries generally have smaller economies or less developed capital markets than traditional emerging market countries and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. Frontier market economies can be subject to greater social, economic, regulatory, and political uncertainties. Adverse government policies, taxation, restrictions on foreign investment and on currency convertibility and repatriation, currency fluctuations and other developments in laws and regulations of frontier countries in which Fund investments may be made, including expropriation, nationalism and other confiscation, could result in loss. Frontier market securities also tend to be less liquid.

Currency Risks – The value of the Fund’s foreign holdings as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates. The Fund may also incur costs in connection with conversions between various currencies. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of

Silk Invest New Horizons Frontier Fund

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2018 (Unaudited)

reasons, including but not limited to, changes in interest rates, intervention by central banks or supranational entities such as the International Monetary Fund, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by countries with which frontier markets companies trade.

P-Note Risks – P-Notes are issued by banks or broker-dealers and are designed to offer a return linked to the performance of an underlying security or market. The risks of P-Notes include many of the risks associated investing directly in foreign securities. Additionally, P-Notes may be subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligations under the notes. While the Fund is entitled to receive from the bank or broker any dividends or other distributions paid on the underlying securities linked to its investment in P-Notes, the holder is not entitled to the same rights as an owner of the underlying securities, such as voting rights.

Restricted and Illiquid Securities – A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (the “Act”), pursuant to the resale limitations provided by Rule 144A or Regulation S under the Act, or an exemption from the registration requirements of the Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. None of the Fund’s restricted securities are considered to be illiquid. As of December 31, 2018, Rule 144A and Regulation S securities held in the Fund totaled $2,090,179, representing 5.05% of net assets.

The Fund may invest up to 15% of its net assets in illiquid securities. All or a portion of a security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven calendar days at approximately the price at which the security is valued by the Fund. Illiquid securities may be valued under methods approved by the Board as reflecting fair value. As of December 31, 2018, the Fund had investments in illiquid securities with a total value of $1,371,634 or 3.31% of total net assets.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income, its net realized long-term and short-term capital gains, if any, at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from the ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature; they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Silk Invest New Horizons Frontier Fund

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2018 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. P-Notes are valued based on an evaluated price provided by an independent pricing service. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

With respect to foreign equity securities that are principally traded on a market outside the United States, the Board has approved the utilization of an independent fair value pricing service to evaluate the effect of market fluctuations on these securities after the close of trading in that foreign market. To the extent that securities are valued using this service, they will be classified as Level 2 securities.

Investments in mutual funds, including money market funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the mutual funds. These securities will be categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable, as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount which the Fund might reasonably expect to receive upon the current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

Silk Invest New Horizons Frontier Fund

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2018 (Unaudited)

The following is a summary of the inputs used in valuing the Fund’s investments as of December 31, 2018:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$20,635,546	$18,070,775	$—	$38,706,321
Rights	21,930	—	—	21,930
Participation (Equity Linked) Notes*	—	2,090,179	—	2,090,179
Money Market Funds	825,216	—	—	825,216
Total	$21,482,692	$20,160,954	$—	$41,643,646

*	Refer to the Schedule of Investments for country classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement with the Trust with respect to the Fund (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.35% of the Fund’s average daily net assets. For the six months ended December 31, 2018, the Adviser earned a fee of $328,786 from the Fund before the waiver and reimbursement described below. At December 31, 2018, the Fund owed the Adviser $33,295 for advisory services.

The Adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 1.74% of the Fund’s average daily net assets for Institutional Class shares through October 31, 2019. This expense cap may not be terminated prior to this date except by the Board of Trustees.

Each waiver/expense payment by the adviser is subject to recoupment by the adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. As of December 31, 2018, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements in the amount of $137,995, pursuant to the aforementioned, conditions, from the Fund no later than December 31, 2021.

Ultimus Fund Solutions, LLC (the “Administrator”) provides the Fund with administration, accounting, transfer agent and compliance services, including all regulatory reporting. For six months ended December 31, 2018, the Administrator earned fees of $15,523 for administration services, $14,088 for fund accounting services, $12,047 for transfer agent services, and $5,784 for compliance services. At December 31, 2018, the Fund owed the Administrator $7,264 for such services.

Silk Invest New Horizons Frontier Fund

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2018 (Unaudited)

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. All of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Each Trustee of the Trust receives annual compensation of $1,850 per fund from the Trust, except that the Chairman of the Board, the Chairman of the Audit & Governance Committee and the Chairman of the Pricing, Valuation & Liquidity Committee each receives annual compensation of $2,300 per fund from the Trust. These fees increased to $2,070 and $2,520 for non-Chairmen and Chairmen, respectively, effective January 1, 2019. Trustees also receive $1,000 for attending each special in person meeting. In addition, the Trust reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at meetings.

Certain officers of the Trust are officers or employees of the Administrator or Ultimus Fund Distributors, LLC (the “Distributor”). The Distributor acts as the principal distributor of the Fund’s shares. The Distributor operates as a wholly owned subsidiary of the Administrator. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor. Officers, other than the Chief Compliance Officer, who is not an employee of the Administrator or the Distributor, are not paid by the Trust for services to the Fund.

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended December 31, 2018, purchases and sales of investment securities, other than short-term investments were $2,135,266 and $5,955,666, respectively.

There were no purchases or sales of long-term U.S. government obligations during the six months ended December 31, 2018.

NOTE 6. FEDERAL TAX INFORMATION

At December 31, 2018, the unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross unrealized appreciation	$4,349,534
Gross unrealized depreciation	(9,769,896)
Net unrealized depreciation	$(5,420,362)

At December 31, 2018, the aggregate cost of securities for federal income tax purposes was $47,063,498.

The tax character of distributions paid during the fiscal period ended June 30, 2018 was as follows:

Distributions paid from:
Ordinary Income	$1,584,314
Long-Term Capital Gains	1,020,165
Total distributions paid	$2,604,479

As of June 30, 2018, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$2,672,462
Accumulated capital and other losses	(1,495,399)
Unrealized appreciation	1,178,286
$2,355,349

Silk Invest New Horizons Frontier Fund

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2018 (Unaudited)

NOTE 7. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 8. SUBSEQUENT EVENTS

Management has evaluated events or transactions that may have occurred since December 31, 2018, that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

SUMMARY OF FUND EXPENSES – (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from July 1, 2018 to December 31, 2018.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

		Beginning Account Value July 1, 2018	Ending Account Value December 31, 2018	Expenses Paid During the Period (a)	Annualized Expense Ratio
Silk Invest New Horizons Frontier Fund
Institutional Class	Actual	$1,000.00	$ 850.70	$ 8.12	1.74%
	Hypothetical (b)	1,000.00	1,016.43	8.84	1.74%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(b)	Assumes a 5% annual return before expenses.

OTHER INFORMATION

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request. You may call toll-free at (800) 797-9745 to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request by: (1) calling the Fund at (800) 797-9745 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Kenneth G.Y. Grant, Chairman

Daniel J. Condon

Gary E. Hippenstiel

Nancy V. Kelly

Stephen A. Little

Ronald C. Tritschler

OFFICERS

David R. Carson, President

Zachary P. Richmond, Treasurer and Chief
Financial Officer

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISER

Silk Invest Limited

78 Cannon Street

London, EC4N 6HL

United Kingdom

DISTRIBUTOR

Ultimus Fund Distributors, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

U.S. Bank, N.A.

425 Walnut Street

Cincinnati, OH 45202

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus, which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC
Member FINRA/SIPC

PRIVACY POLICY

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

●	Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

●	Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Fund, through its transfer agent, has taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Fund. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Investment Companies.

Not Applicable.

Item 13. Exhibits.

(a)	(1)	Not Applicable – filed with annual report

(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Unified Series Trust

By	/s/ David R. Carson
David R. Carson, President

Date	2/27/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David R. Carson
David R. Carson, President

Date	2/27/2019

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	2/27/2019